Notes to the Consolidated Statements of Financial Position - Schedule of Trade Payables and Other Accrued Liabilities (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables and Other Accrued Liabilities [Abstract]
Accrued liabilities from R&D projects	€ 3,424,362	€ 6,609,925
Accrued liabilities from commercial activities	8,000	69,250
Accounts payable	972,383	3,413,064
Other accrued liabilities and payables	1,353,593	1,603,538
Total trade and other payables	€ 5,758,338	€ 11,695,777